Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Tax at statutory rates	21.00%	21.00%
Tax exempt interest income, net of interest expense disallowance	(4.40%)	(4.90%)
Earnings and proceeds on life insurance	(1.00%)	(1.10%)
Other	(0.10%)	0.80%
Effective Income Tax Rate, Continuing Operations, Total	15.50%	15.80%